Contingencies	12 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingencies
32.
Contingencies

The Company is involved in disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings (collectively, “Legal Proceedings”), including patent and commercial matters that arise from time to time in the ordinary course of business. Most of the claims involve complex issues. Often, these issues are subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss is often difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. This is due to a number of factors, including: the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; the entitlement of the parties to an action to appeal a decision; clarity as to theories of liability; damages and governing law; uncertainties in timing of litigation; and the possible need for further legal proceedings to establish the appropriate amount of damages, if any. In these cases, the Company, based on internal and external legal advice, assesses the need to make a provision or discloses information with respect to the nature and facts of the case.

The Company also believes that disclosure of the amount sought by plaintiffs, if that is known, would not be meaningful with respect to those legal proceedings.

Although there can be no assurance regarding the outcome of any of the Legal Proceedings referred to in this Note, the Company does not expect them to have a materially adverse effect on its financial position, results of operations or cash flows, as it believes that the likelihood of loss in excess of amounts accrued (if any) is not probable. However, if one or more of such Legal Proceedings were to result in judgments against the Company, such judgments could be material to its results of operations or cash flows in a given period.

Product and patent related matters

Matters relating to National Pharmaceutical Pricing Authority

Norfloxacin, India litigation

The Company manufactures and distributes Norfloxacin, a formulations product, and in limited quantities, the active pharmaceutical ingredient norfloxacin. Under the Drugs (Prices Control) Order (the “DPCO”), the National Pharmaceutical Pricing Authority (the “NPPA”) established by the Government of India had the authority to designate a pharmaceutical product as a “specified product” and fix the maximum selling price for such product. In 1995, the NPPA issued a notification and designated Norfloxacin as a “specified product” and fixed the maximum selling price. In 1996, the Company filed a statutory Form III before the NPPA for the upward revision of the maximum selling price and a writ petition in the Andhra Pradesh High Court (the “High Court”) challenging the validity of the designation on the grounds that the applicable rules of the DPCO were not complied with while fixing the maximum selling price. The High Court had previously granted an interim order in favour of the Company; however, it subsequently dismissed the case in April 2004.

The Company filed a review petition in the High Court in April 2004 which was also dismissed by the High Court in October 2004. Subsequently, the Company appealed to the Supreme Court of India, New Delhi (the “Supreme Court”) by filing a Special Leave Petition.

During the year ended March 31, 2006, the Company received a notice from the NPPA demanding the recovery of the price charged by the Company for sales of Norfloxacin in excess of the maximum selling price fixed by the NPPA, which was

Rs.285 including interest.

The Company filed a writ petition in the High Court challenging this demand order. The High Court admitted the writ petition and granted an interim order, directing the Company to deposit 50% of the principal amount claimed by the NPPA, which was Rs.77. The Company deposited this amount with the NPPA in November 2005. In February 2008, the High Court directed the Company to deposit an additional amount of Rs.30, which was deposited by the Company in March 2008. In November 2010, the High Court allowed the Company’s application to include additional legal grounds that the Company believed strengthened its defence against the demand. For example, the Company added as grounds that trade margins should not be included in the computation of amounts overcharged, and that it was necessary for the NPPA to set the active pharmaceutical ingredient price before the process of determining the ceiling on the formulation price. In October 2013, the Company filed an additional writ petition before the Supreme Court challenging the inclusion of Norfloxacin as a “specified product” under the DPCO. In January 2015, the NPPA filed a counter affidavit stating that the inclusion of Norfloxacin was based upon the recommendation of a committee consisting of experts in the field. On July 20, 2016, the Supreme Court remanded the matters concerning the inclusion of Norfloxacin as a “specified product” under the DPCO back to the High Court for further proceedings. During the three months ended September 30, 2016, the Supreme Court dismissed the Special Leave Petition pertaining to the fixing of prices for Norfloxacin formulations.

During the three months ended December 31, 2016, a writ petition pertaining to Norfloxacin was filed by the Company with the Delhi High Court. In addition, the Company has filed writ petitions challenging the inclusion and designation of Theophylline/Doxofylline, Cloxacillin and Ciprofloxacin as “specified products” under the DPCO and the related demand notices issued thereunder. These matters were consolidated with the Norfloxacin matter and have been adjourned to July 29, 2025 for hearing.

Based on its best estimate, the Company has recorded a provision for potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

Litigation relating to Cardiovascular and Anti-diabetic formulations

In July 2014, the NPPA, pursuant to the guidelines issued in May 2014 and the powers granted by the Government of India under the Drugs (Price Control) Order, 2013, issued certain notifications regulating the prices for 108 formulations in the cardiovascular and antidiabetic therapeutic areas. The Indian Pharmaceutical Alliance (“IPA”), in which the Company is a member, filed a writ petition in the Bombay High Court challenging the notifications issued by the NPPA on the grounds that they were ultra vires, ex facie and ab initio void. The Bombay High Court issued an order to stay the writ in July 2014. On September 26, 2016, the Bombay High Court dismissed the writ petition filed by the IPA and upheld the validity of the notifications/orders passed by the NPPA in July 2014. Further, on October 25, 2016, the IPA filed a Special Leave Petition with the Supreme Court, which was dismissed by the Supreme Court.

During the three months ended December 31, 2016, the NPPA issued show-cause notices relating to allegations that the Company exceeded the notified maximum prices for 11 of its products. The Company has responded to these notices.

On March 20, 2017, the IPA filed an application before the Bombay High Court for the recall of the judgment of the Bombay High Court dated September 26, 2016. This recall application filed by the IPA was dismissed by the Bombay High Court on October 4, 2017. Further, on December 13, 2017, the IPA filed a Special Leave Petition with the Supreme Court for the recall of the judgment of the Bombay High Court dated October 4, 2017, which was dismissed by Supreme Court on January 10, 2018.

During the three months ended March 31, 2017, the NPPA issued notices to the Company demanding payments relating to the foregoing products for the allegedly overcharged amounts, along with interest. On July 13, 2017, in response to a writ petition which the Company had filed, the Delhi High Court set aside all the demand notices of the NPPA and directed the NPPA to provide a personal hearing to the Company and pass a speaking order. A personal hearing in this regard was held on July 21, 2017. On July 27, 2017, the NPPA passed a speaking order along with the demand notice directing the Company to pay an amount of Rs.776. On August 3, 2017, the Company filed a writ petition challenging the speaking order and the demand notice. Upon hearing the matter on August 8, 2017, the Delhi High Court stayed the operation of the demand order and directed the Company to deposit Rs.100 and furnish a bank guarantee for Rs.676. Pursuant to the order, the Company deposited Rs.100 on September 13, 2017 and submitted a bank guarantee of Rs.676 dated September 15, 2017 to the Registrar General, Delhi High Court. On November 22, 2017, the Delhi High Court directed the Union of India to file a final counter affidavit within six weeks, subsequent to which the Company could file a rejoinder. On May 10, 2018, the counter affidavit was filed by the Union of India. The Company subsequently filed a rejoinder and both were taken on record by the Delhi High Court. The matter has been adjourned to July 08, 2025 for hearing.

Based on its best estimate, the Company has recorded a cumulative provision of Rs.479 (Rs.437 through March 31, 2024) under “Selling, general and administrative expenses” as a potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

However, if the Company is unsuccessful in such litigation, it will be required to remit the sale proceeds in excess of the notified selling prices to the Government of India with interest and could potentially include penalties, which amounts are not readily ascertainable.

Other product and patent related matters

Ranitidine recall and litigation

On October 1, 2019, the Company initiated a voluntary nationwide recall (at the retail level for over-the-counter products and at the consumer level for prescription products) of its generic ranitidine products sold in the United States due to the presence of N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. FDA. On April 1, 2020, the U.S. FDA requested manufacturers to withdraw all ranitidine products from the market immediately.

Federal Multidistrict Litigation - MDL 2924

On February 6, 2020, the Judicial Panel for Multidistrict Litigation established MDL 2924,
In re Zantac (Ranitidine) Products Liability Litigation
, in the United States District Court for the Southern District of Florida (the “MDL 2924”). Federal court cases, including personal injury lawsuits and putative class actions, were transferred to the MDL 2924 and consolidated for pre-trial purposes. To date, the Company (and/or one or more of its affiliates) has been named as a defendant in more than 3,275 lawsuits in the MDL 2924.

On December 31, 2020, the MDL 2924 Court granted the generic manufacturers’ motion to dismiss all claims alleged against generic manufacturers in all the master complaints based on federal preemption. The plaintiffs’ failure-to-warn and design defect claims were dismissed with prejudice, but the Court permitted plaintiffs to amend their pleadings as to all other claims. Plaintiffs elected not to file an amended master complaint for the third-party payor class action. For all other remaining claims, plaintiffs filed amended master complaints. The defendants filed a second round of motions to dismiss on March 24, 2021. On July 8, 2021, the Court dismissed all remaining claims against the generic manufacturers with prejudice based on federal preemption. The MDL 2924 Court’s preemption rulings as to the generic manufacturer defendants were appealed in piecemeal fashion to the United States Court of Appeals for the 11th Circuit. On November 7, 2022, the 11th Circuit affirmed the dismissal of the third-party payor claims. All other appeals related to the generic defendants were stayed for many months in light of bankruptcy proceedings involving other defendants.

The brand manufacturers continued to litigate in the MDL 2924 following dismissal of the generic manufacturers. On December 6, 2022, the MDL 2924 Court entered an Order granting the brand defendants’ motions to exclude all plaintiffs’ expert witnesses and entering summary judgment in favor of the brand defendants as to all claims involving bladder, esophageal, gastric, liver, and pancreatic cancers (the “designated cancers”). The MDL 2924 Court then set a deadline of April 12, 2023 for plaintiffs to identify general causation experts as to any non-designated cancers. On May 15, 2023, the MDL 2924 Court entered summary judgment on the basis of Daubert as to all defendants (including generics) in all cases alleging designated cancers. On July 14, 2023, the MDL 2924 Court entered an Order dismissing all non-designated cancer cases with prejudice as to all defendants (including generic manufacturers) based on plaintiffs’ failure to disclose experts. The MDL 2924 Court dismissed all economic loss class action cases on July 26, 2023 for lack of standing and granted summary judgment in defendants’ favor on the medical monitoring class action cases in light of Daubert.
The MDL 2924 Court’s Orders on Daubert and summary judgment did not apply to cases for which plaintiffs had already filed a Notice of Appeal, because the MDL 2924 Court lacked jurisdiction over those cases. To streamline the appeals, the MDL 2924 Court issued an indicative ruling, finding that, if the 11th Circuit were to return jurisdiction to the MDL 2924 Court, the MDL 2924 Court would grant summary judgment in favor of the generic manufacturer defendants based on Daubert. In light of the indicative ruling, the non-brand manufacturer defendants asked the 11th Circuit to remand the pending appeals back to the MDL 2924 Court. On September 8, 2023, the 11th Circuit severed the bankrupt defendant entities and remanded all appeals of cases naming branded and generic manufacturer defendants (“mixed-use cases”). On September 26, 2023, the MDL 2924 Court entered Rule 58 final judgment in favor of all defendants as to all designated cancer cases. On November 14, 2023, the MDL 2924 Court entered Rule 58 final judgment in favor of all defendants in non-designated cancer cases. On December 26, 2023, the 11th Circuit consolidated the appeals arising from the MDL 2924 for disposition before the same panel. The Court ordered the parties to brief generic preemption separately, but on the same schedule with all the other issues on appeal. Plaintiffs filed their opening merits briefs on April 10, 2024. Defendants’ briefs were filed on July 25, 2024. Plaintiffs’ reply briefs were filed on November 8, 2024. Oral argument will take place during the week of July 28, 2025.  An exact date and time will be set 6 to 8 weeks in advance.

State Court Ranitidine-related Actions
Several ranitidine-related actions are currently pending against the Company in state courts. The New Mexico State Attorney General filed suit against the Company’s U.S. subsidiary and multiple other manufacturers and retailers asserting public nuisance and negligence claims. The court denied the generic defendants’ preemption motion to dismiss. Trial was scheduled for September 15, 2025, but the parties have requested a continuance. The City of Baltimore filed a similar public nuisance action, but the Maryland state court granted the generic defendants’ preemption motion to dismiss with prejudice. In January 2021, the Company was served in a Proposition 65 case filed by the Center for Environmental Health (“CFEH”) in the Superior Court of Alameda County, California. The Company and other defendants filed preemption demurrers and on May 7, 2021, the Court granted the generic manufacturer defendants’ demurrers without leave to amend. Plaintiff appealed that decision and lost in the appellate court. The Supreme Court of California denied plaintiff’s petition for review.

More than 360 plaintiffs filed suit against the Company in California, Illinois, New Jersey, New York, and Pennsylvania state courts. Generally, they alleged failure to warn, design defect, and negligence claims. The Company has been voluntarily dismissed from all cases filed against it in New Jersey, New York, and Pennsylvania. In Illinois, all cases alleging personal injuries from Zantac/ranitidine were consolidated for pre-trial purposes in Cook County. On August 17, 2023, the judge presiding over the consolidated Illinois state court proceedings granted the generic manufacturers’ motion to dismiss all claims in the Master Complaint with prejudice based on federal preemption. Plaintiffs filed an appeal in Valadez, the first ranitidine case to go to trial. In Valadez, the plaintiffs did not appeal the defense verdict in favor of the brands, but they did appeal the pre-trial dismissal of the generic defendants on preemption grounds. The defendants’ merits brief in Valadez was filed on April 3, 2025. Separately, plaintiffs filed a Rule 304(a) motion seeking an interlocutory appeal of Judge Trevino’s preemption decision as to the generic manufacturer defendants in all Illinois state court cases. That appellate briefing was completed on May 1, 2025, and the case now is ripe for decision by the First District Court of Appeals in Illinois. The Valadez Court denied the motion without prejudice on February 10, 2025. In California, the Company was named in approximately 214 cases. All the California cases were transferred to the existing Judicial Council Coordination Proceedings (“JCCP”) in Alameda County. After multiple rounds of demurrers on preemption, the JCCP Court allowed several of plaintiffs’ claims to proceed against generic manufacturer defendants, including negligent storage and transportation, negligent product containers, failure to warn the U.S. FDA through adverse event reporting, and manufacturing defects. On December 23, 2024, the Company and plaintiffs’ counsel executed a confidential master settlement agreement to resolve the California cases pending against the Company.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time. Accordingly, no provision was made in these consolidated financial statements
.

Class Action under the Canadian Competition Act filed in Federal Court in Toronto, Canada

On June 3, 2020, a Class Action Statement of Claim was filed by an individual consumer in Federal Court in Toronto, Canada, against the Company’s U.S. and Canadian subsidiaries and 52 other generic drug companies. The Statement of Claim alleges an industry-wide, overarching conspiracy to violate Sections 45 and 46 of the Canadian Competition Act by conspiring to allocate the market, fix prices, and maintain the supply of generic drugs in Canada. The action is brought on behalf of a class of all persons, from January 1, 2012 to the present, who purchased generic drugs in the private sector. The Statement of Claim states that it seeks damages against all defendants on a joint and several basis, attorney’s fees and costs of investigation and prosecution. An Amended Statement of Claim was served on the Company’s U.S. and Canadian subsidiaries on January 15, 2021 and added an additional 20 generic drug companies. The Amended Statement of Claim also removed the identification of defendant companies with conspiracy allegations regarding specific generic drugs and alleges a conspiracy to allocate the North America Market as to all generic drugs in Canada. A Second Fresh as Amended Statement of Claim was served on the Company's U.S. and Canadian subsidiaries on August 24, 2022 and adds an additional 10 drug companies. The Second Fresh as Amended Statement of Claim reinstituted the identification of defendant companies with conspiracy allegations regarding specific generic drugs. On June 1, 2023, plaintiffs served and filed a Motion Record for Certification of the proposed class action. On January 15, 2024, the plaintiffs served and filed a Third Fresh as Amended Statement of Claim, clarifying the proposed class as including: consumers who purchased generic drugs at pharmacies; prescription drug plan holders or sponsors including employers, businesses, governments, and individual plan holders or sponsors; private insurers and insurance companies that purchase or reimburse for generic drugs; and corporate and other entities that purchase or reimburse for generic drugs in the private sector. It also clarifies the proposed class as excluding distributors, wholesalers, and pharmacies. On June 17, 2024, the plaintiffs served and filed a Supplementary Motion Record for Certification.
The Company’s and all defendants’ responding evidence to the certification motion was delivered on August 2, 2024. The plaintiffs’ reply evidence for the certification motion was delivered November 15, 2024. At the same time, the plaintiffs delivered a further amended claim (the Fourth Amended Statement of Claim), which advances new allegations representing a significant shift in the core conspiracy claim and theory of the case. In addition to the alleged market allocation conspiracy, the plaintiffs now allege that the defendant generic drug manufacturers also conspired with pharmacies to “fix invoice prices for generic drugs in Canada at the maximum formulary price,” and that the defendants facilitated this alleged conspiracy through the use of “illegal and anticompetitive kickbacks” paid to pharmacies.

The certification motion previously set by the court for five days was rescheduled to the week of October 27, 2025. Defendants’ sur-reply evidence is was filed on April 25, 2025, and the plaintiffs’ sur-sur-reply evidence was filed on May 23, 2025. Cross-examinations on the affidavits are to be completed by June 27, 2025. The plaintiffs’ and defendants’ written arguments are to be delivered by August 1, 2025 and September 12, 2025, respectively.

The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in these consolidated financial statements of the Company.

United States Antitrust Multi-District Litigations

Since November 2016, the
Generic Drug Price Fixing Antitrust Multi-District Litigation
, MDL 2724 (the “MDL 2724”) has been pending in the United States District Court in Philadelphia, Pennsylvania. A multi-district litigation or MDL is a U.S. legal proceeding in which all cases relating to the same subject and claims filed anywhere in the United States are sent and consolidated into one legal proceeding in a single U.S. court for purposes of all pretrial activities, such as discovery (including document production and depositions), motions and other legal proceedings. These legal proceedings are administered on a joint or consolidated basis up until trial and then, when all pretrial proceedings have been concluded, cases are sent back to the courts where they were originally filed (if not originally filed in the MDL District) for trial purposes.

All cases filed in the MDL 2724 encompass claims that certain generic drug manufacturers/sellers in the United States (and certain named individual defendants) engaged in a conspiracy, beginning approximately in the year 2009, to agree on the prices at which each generic drug would be sold, and also on the market shares and customers that each manufacturer would have for a generic drug. They include alleged violations of federal antitrust laws and of state consumer protection and antitrust laws of numerous jurisdictions, as well as claims of unjust enrichment.

As of the date of this report, there are approximately 250 plaintiffs having filed a total of 206 cases. The claims in all the cases encompass a total of 404 generic drugs sold during a period beginning approximately in the year 2009. The Company (through its U.S. subsidiary, Dr. Reddy’s Laboratories, Inc.) is named specifically as a defendant with respect to 23 generic drugs that it sold during this period of time.

In addition, even though each defendant (including the Company) did not sell all the drugs encompassed by the claims, the plaintiffs assert that there was an “overarching conspiracy” among the generic manufacturers which encompassed an agreement and understanding throughout the industry that generic manufacturers would cooperate with each other on prices, customers and market shares on all
generic drugs sold in the United States, and that each manufacturer would cooperate on the “fair share” conspiracy whenever it entered or sold a drug in a specific generic drug market. As a result of this alleged “overarching conspiracy” claim, the plaintiffs claim that each defendant (including the Company) is liable for not only the damages suffered with respect to the specific drugs that a defendant sold, but is also liable for all
of the damages with respect to
all
of the drugs alleged in a case whether a manufacturer defendant sold that drug or not.

The plaintiffs seek “treble” damages (i.e., three times the actual damages sustained) and injunctive relief, plus attorney’s fees and costs in the litigation. The plaintiffs also allege claims for disgorgement of alleged unjust enrichment of profits earned by each defendant, including the Company, and punitive damages as a result of the alleged violations. The plaintiffs in the cases fall into the following categories:

•
The Attorneys General of 49 U.S. States, the District of Columbia and the U.S. territories of Puerto Rico, Virgin Islands and Guam, which all allege that they were injured by the price fixing, customer allocation and bid rigging conspiracy in their general economies and that there were injuries suffered by consumers in their jurisdictions, seeking the disgorgement of improper profits on the generic drugs, and damages suffered by governmental agencies (such as government hospitals, agencies and prisons) that purchased generic drugs, encompassing a total of 129 generic drugs. The Company is named as to seven drugs. In addition, each of the plaintiffs seek to enforce their own state antitrust laws, which enable them to impose fines on a defendant in addition to seeking treble damages and disgorgement of alleged unjust enrichment from each defendant;

•
Class actions on behalf of all companies that directly purchased generic drugs from one or more of the defendants during a period beginning approximately in the year 2009 (the “Direct Purchaser Plaintiff” Class or “DPP” Class). This class action consists of all wholesaler/distributors, group purchasing organizations, and large pharmacies and retailers who purchased directly from one or more defendants. These claims encompass 148 drugs, of which the Company sold 11 drugs;

•
Class actions on behalf of all companies that indirectly purchased generic drug and resold them during a period beginning approximately in the year 2009 (the “Indirect Reseller Plaintiff” Class or “IRP” Class). This class consists of all pharmacies and retailers that purchased generic drugs from a wholesaler/distributor and resold the drugs. These claims encompass 179 generic drugs, of which the Company sold 20 drugs;

•
Class actions on behalf of all companies and consumers that were end payers for the purchase of generic drugs by consumers (the “End Payer Plaintiff Class” or “EPP” Class). This class consists of all health care plans, insurance companies and union welfare funds that paid for generic drugs purchased by their members (consumers). These claims encompass 152 generic drugs, of which the Company sold 12 drugs
; and

•
Approximately 200 individual companies (which have opted out of the class actions), consisting of pharmacy retailers, health insurers, self-insured health plan employers, hospitals, counties and other local governmental agencies, (the “Direct Action Plaintiffs” or “DAPs”) have individually filed complaints and alleged claims. These claims encompass a total of more than 400 drugs, of which the Company sold 23 drugs
.

All complaints in the
MDL 2724
are being simultaneously litigated together, on a consolidated basis, for all discovery and pre-trial purposes, except the Attorneys General Cases which were remanded back to the District of Connecticut and will no longer be included in the MDL 2774 in the Eastern District of Pennsylvania. Discovery is still proceeding. The first three cases that have been designated for the first trials in the
MDL 2724
(the so-called “bellwether” cases) do not involve the Company’s US subsidiary as a defendant. These bellwether cases encompass claims by the DPPs and EPPs as to two specific drugs that were not sold by the Company’s US subsidiary and claims by the Attorney Generals as to approximately 80 topical drugs and creams that were not sold by the Company’s U.S. subsidiary. The trials in these bellwether cases are anticipated to occur in 2025.

A second round of three bellwether cases have been selected which are expected to be tried in in late-2026 or 2027. They include: a case encompassing a single drug that does not involve the Company’s U.S. subsidiary as a defendant; a case by the Attorney Generals encompassing 15 drugs in which the Company’s U.S. subsidiary is named as to two drugs (meprobamate and zoledronic acid); and a case brought by Humana, Inc., encompassing 15 drugs in which the Company’s U.S. subsidiary is named as to one drug (divalproex). In both of the last two cases, the plaintiffs seek damages (including treble damages) encompassing the drugs that the Company’s U.S. subsidiary sold, plus joint and several liability for the damages suffered on all of the drugs in the cases based on the allegation of participation in an industry-wide “overarching conspiracy.”

In addition to the cases filed in the MDL 2724, approximately 150 companies (consisting primarily of health insurers, and health plans) have filed three praecipe
of actions in the Pennsylvania Court of Common Pleas in Philadelphia, Pennsylvania, against 52 generic drug companies, including the Company’s U.S. subsidiary, giving notice of potential, unspecified antitrust claims against the named defendants. These praecipes
of actions have been stayed pending the developments and potential completion of the cases in the MDL 2724.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time. Accordingly, no provision was made in these consolidated financial statements.

Civil litigation with Mezzion

On January 13, 2017, Mezzion Pharma Co. Ltd. and Mezzion International LLC (collectively, “Mezzion”) filed a complaint in the New Jersey Superior Court against the Company and its wholly owned subsidiary in the United States. The complaint pertains to the production and supply of the active pharmaceutical ingredient (“API”) for udenafil (a patented compound) and an udenafil finished dosage product during a period from calendar years 2007 to 2015. Mezzion alleges that the Company failed to comply with the U.S. FDA’s current Good Manufacturing Practices (“cGMP”) at the time of manufacture of the API and finished dosage forms of udenafil and, consequently, that this resulted in a delay in the filing of a NDA for the product by Mezzion. The Company filed a motion to dismiss Mezzion’s complaint on the technical grounds that the Court lacks jurisdiction over the Company. In January 2018, the
Court denied the Company’s motion to dismiss the complaint on the jurisdictional matter. The Company’s interlocutory appeal of said denial was also denied. The case is continuing in pretrial discovery.

The Company denies any wrongdoing or liability in this regard, and intends to vigorously defend against the claims asserted in Mezzion’s complaint. Any liability that may arise on account of this claim is unascertainable.
Accordingly, no provision was made in these consolidated financial statements.

Revlimid
®
Antitrust Litigation

In 2023 and 2024, three lawsuits were filed against Dr. Reddy’s Laboratories, Inc. (“DRL Inc.”) and/or Dr. Reddy’s Laboratories Ltd. (“DRL Ltd.” and together with DRL Inc., “DRL”), and three additional groups of plaintiffs sought to add DRL to their pending actions and/or through additional lawsuits, in federal court in New Jersey concerning the drug product Revlimid® and generic equivalents. Litigation has been pending in that court since at least 2019 by various plaintiffs asserting antitrust claims and similar claims against Celgene Corporation (“Celgene”) and Bristol-Myers Squibb Company (“BMS”) related to Revlimid®,
In re Revlimid & Thalomid Purchaser Antitrust Litigation
, C.A. No. 19-cv-07532 (D.N.J.) (“In re Revlimid action”). Starting in 2022, certain plaintiffs also filed lawsuits in this litigation against Teva Pharmaceuticals USA Inc. (“Teva”) and Natco Pharma Limited (“Natco”) as well. Then, in 2023, plaintiffs Mayo Clinic and LifePoint Corporate Services, General Partnership filed a complaint against DRL Inc. as well as defendants Celgene, BMS, Natco, and Teva (C.A. No. 23-cv-22321 (D.N.J.)). In a second lawsuit in 2023 (C.A. No. 23-cv-22117 (D.N.J.)), plaintiff Intermountain Health, Inc. filed a complaint against DRL Inc. and the same group of defendants Celgene, BMS, Natco, and Teva (Mayo Clinic, LifePoint Corporate Services, General Partnership, and Intermountain Health, Inc., together, the “Hospital Plaintiffs”). The Hospital Plaintiffs have subsequently added DRL Ltd. as a defendant to their lawsuits. In a third lawsuit, filed in 2024 (C.A. No. 24-cv-00379 (D.N.J.)), plaintiffs Walgreen Co., Kroger Specialty Pharmacy, Inc., and CVS Pharmacy Inc. (together, the “Retailer Plaintiffs”), who previously had sued Celgene, BMS, Natco, and Teva, filed an additional complaint against DRL Inc. and DRL Ltd. The Hospital Plaintiffs’ and Retailer Plaintiffs’ actions against DRL have been consolidated with the In re Revlimid action. Subsequently, through amended complaints, three additional groups of plaintiffs have sought to add DRL as a defendant in their already pending lawsuits previously consolidated into the In re Revlimid action. The first such plaintiff is United Healthcare Services, Inc. (“United”) (C.A. No. 20-cv-18531 (D.N.J.)).

The second such group of plaintiffs is composed of Cigna Corp., Humana Inc., Blue Cross Blue Shield Association, Health Care Service Corporation, Blue Cross and Blue Shield of Florida, Inc., and Molina Healthcare, Inc. (C.A. Nos. 19-cv-07532 (D.N.J.), 21-cv-11686 (D.N.J.), 21-cv-10187 (D.N.J.), 21-cv-06668 (D.N.J.), and 22-cv-04561(D.N.J.)) (together, the “Insurer Plaintiffs”). The third such group of plaintiffs is composed of Jacksonville Police Officers and Fire Fighters Health Insurance Trust, Carpenters and Joiners Welfare Fund, Teamsters Local 237 Welfare Fund and Teamsters Local 237 Retirees’ Benefit Fund, and Teamsters Western Region and New Jersey Health Care Fund, who bring their claims on behalf of a purported class of end-payors of Revlimid® and generic equivalents (C.A. No. 22-cv-06694 (D.N.J.)) (the “EPP Plaintiffs”).

The allegations brought by the Hospital Plaintiffs, the Retailer Plaintiffs, United, the Insurer Plaintiffs, and the EPP Plaintiffs (collectively, “Plaintiffs”) against DRL in these cases are similar: they allege that the patent settlement agreement among DRL, Celgene and BMS concerning Revlimid® violated federal and state antitrust laws and state consumer protection laws by improperly delaying generic entry of Revlimid® through 2022 and then limiting generic competition of Revlimid® through 2026. The Plaintiffs’ claims against DRL are also substantially similar to the claims these plaintiffs have brought against defendants Celgene, BMS, Natco, and Teva.

Each of these lawsuits naming DRL as a defendant have been consolidated with the ongoing In re Revlimid action. A trial date has not yet been scheduled. On June 6, 2024, the court issued an order on the pending motions to dismiss filed by other defendants, in which the court dismissed all claims at issue in that motion, including claims challenging the patent settlement agreements. The order allowed plaintiffs to file amended complaints. On August 5, 2024, all Plaintiffs filed amended complaints, including the amended complaints filed by United, Insurer Plaintiffs, and EPP Plaintiffs, described above, which sought to add DRL as a defendant in those actions for the first time. On October 7, 2024, DRL and all other defendants to the In re Revlimid action filed motions to dismiss each of Plaintiffs’ lawsuits in their entirety. Those motions are pending, and discovery currently is stayed.

On December 16, 2024, several of the Insurer Plaintiffs also filed substantially similar complaints to those already pending in the In re Revlimid action against DRL, Natco, Teva, and AbbVie Inc. (C.A. Nos. 24-cv-11168 (D.N.J.); 24-cv-11169 (D.N.J.); 24-cv-11176 (D.N.J.); 24-cv-1121 (D.N.J.); 24-cv-11230 (D.N.J.)) (the “Standalone Actions”). On January 13, 2025, DRL and all other defendants to the Standalone Actions filed a letter requesting the court that they be allowed to brief a motion to dismiss the Standalone Actions, including for substantially the same reasons already briefed in the motion to dismiss the claims raised in the In re Revlimid action.

The Company intends to vigorously defend its positions. Any liability that may arise on account of this litigation is unascertainable. Accordingly, no provision has been made in these consolidated financial statements of the Company.

Other matters

Internal Investigation

The Company received an anonymous complaint in September 2020, alleging that healthcare professionals in Ukraine and potentially in other countries were provided with improper payments by or on behalf of the Company in violation of U.S. anti-corruption laws, specifically the U.S. Foreign Corrupt Practices Act. The Company disclosed the matter to the U.S. Department of Justice (“DOJ”), Securities and Exchange Commission (“SEC”) and Securities Exchange Board of India. The Company engaged a U.S. law firm to conduct the investigation at the instruction of a committee of the Company’s Board of Directors. On July 6, 2021 the Company received a subpoena from the SEC for the production of related documents, which were provided to the SEC.

The Company has continued to engage with the SEC and DOJ, including through submissions and presentations regarding the initial complaint and additional complaints relating to other markets, and in relation to its Global Compliance Framework, which includes enhancement initiatives undertaken by the Company, and the Company is complying with its listing obligations as it relates to updating the regulatory agencies. While the findings from the aforesaid investigations could result in government or regulatory enforcement actions against the Company in the United States and/or foreign jurisdictions and can also lead to civil and criminal sanctions under relevant laws, the outcomes, including liabilities, are not reasonably ascertainable at this time.

Environmental matters

Land pollution

The Indian Council for Environmental Legal Action filed a writ in 1989 under Article 32 of the Constitution of India against the Union of India and others in the Supreme Court of India for the safety of people living in the Patancheru and Bollaram areas of Medak district of the then existing undivided state of Andhra Pradesh. The Company has been named in the list of polluting industries. In 1996, the Andhra Pradesh District Judge proposed that the polluting industries compensate farmers in the Patancheru, Bollaram and Jeedimetla areas for discharging effluents which damaged the farmers’ agricultural land. The compensation was fixed at Rs.0.0013 per acre for dry land and Rs.0.0017 per acre for wet land. Accordingly, the Company has paid a total compensation of Rs.3. The Andhra Pradesh High Court disposed of the writ petition on February 12, 2013 and transferred the case to the National Green Tribunal (“NGT”), Chennai, India. The interim orders passed in the writ petitions will continue until the matter is decided by the NGT. The NGT has, through its order dated October 30, 2015, constituted a Fact Finding Committee.

The NGT has also permitted the alleged polluting industries to appoint a person on their behalf in the Fact Finding Committee. However, the Company, along with the alleged polluting industries, has challenged the constitution and composition of the Fact Finding Committee. The NGT has directed that until all the applications challenging the constitution and composition of the Fact Finding Committee are disposed of, the Fact Finding Committee shall not commence its operation.

The NGT, Chennai in a judgment dated October 24, 2017, disposed of the matter. The Bulk Drug Manufacturers Association of India (“BDMAI”), in which the Company is a member, subsequently filed a review petition against the judgment on various aspects.

The NGT, Delhi, in a judgment dated November 16, 2017 in another case in which the Company is not a party, stated that the moratorium imposed in the Patancheru and Bollaram areas shall continue until the Ministry of Environment, Forest and Climate Change passes an order keeping in view the needs of the environment and public health.
The Company filed an appeal challenging this judgment.

The High Court of Hyderabad heard the Company’s appeal challenging this judgment in July 2018 and directed the respondents to file their response within a period of four weeks. During the three months ended September 30, 2018, the respondents filed counter affidavits and the matter has now been adjourned for final hearing.

The appeal came up for hearing before the High Court of Hyderabad on October 25, 2018 and has been adjourned for further hearing.
The Hon’ble High Court has closed the matter in June 2022, by granting liberty for the Company to take proper recourse for remedies available under the NGT Act, 2010 before the Hon’ble Supreme Court of India.

On April 24, 2019, based upon the judgment of the NGT, Chennai dated October 24, 2017, the Government of Telangana has issued GO.Ms. No. 24 of 2019 that allows for expansion of production of all kinds of existing industrial units located within the stretch of Patancheru – Bollaram upon depositing an amount equivalent to 1% of the annual turnover of the respective unit for the concluded fiscal year, i.e., March 31, 2019. Accordingly, the Company made a provision of Rs.29.4, representing the probable cost of expansion, during the year ended March 31, 2019.

During the three months ended September, 2019, the Telangana State Pollution Control Board (“TSPCB”) issued Operational Guidelines basis the NGT, Chennai Order dated October 24, 2017, G.O.Ms. No. 24 dated April 24, 2019 and G.O.Ms. No. 31 dated May 24, 2019 and sought to recover retrospectively an amount of 0.5% of the annual turnover from the fiscal years 2016-2017 to 2018-2019 for all the industrial units situated in Patancheru and Bollaram for the purposes of restoration of such affected area. The Company has four industrial units situated in Patancheru and Bollaram. The Consent For Operation (“CFO”) for change of product mix application filed by one of the industrial unit of the Company has been recommended for issuance of CFO with change of product mix only upon payment of 0.5% of the annual turnover from the fiscal years 2016-2017 to 2018-2019 to the TSPCB. The Company intends to vigorously defend itself against the Operational Guidelines.
In November 2019, demand notices were issued by the TSPCB for collection of Corpus Fund of 0.5% as remediation fee on the previous year turnover as per Operational Guidelines dated August 3, 2019 issued by TSPCB under the guise of G.O.Ms No. 24 dated April 24, 2019 and G.O.Ms No. 31 dated May 24, 2019 and basis the judgment of NGT, Chennai dated October 24, 2017 for the fiscal years 2015-2016 to 2018-2019 received by CTO-1, CTO-2, CTO-3 and CTO-5 of the Company.

On November 22, 2019, The Hon’ble High Court of Judicature at Hyderabad issued an Interim Order which stayed the demand on the condition that the Company deposit Rs.60 as the remediation fee for the fiscal year 2018-2019 payable in the fiscal year 2019-2020. The deposit of Rs.60 was made and the Interim Order is continuing. Consequently the Hon’ble High Court has disposed of the matter with a liberty to the Company to approach the NGT, if necessary.
The Company believes that any additional liability that might arise in this regard is not probable. Accordingly, no provision relating to these claims has been made in the consolidated financial statements.

Fuel Surcharge Adjustments

The Andhra Pradesh Electricity Regulatory Commission (the “APERC”) passed various orders approving the levy of Fuel Surcharge Adjustment (“FSA”) charges for the period from April 1, 2008 to March 31, 2013 by power distribution companies from all the consumers of electricity in the then existing undivided state of Andhra Pradesh, India where the Company’s headquarters and principal manufacturing facilities are located. Separate writ petitions filed by the Company for various periods, challenging and questioning the validity and legality of this levy of FSA charges by the APERC, are pending before the High Court of Andhra Pradesh and the Supreme Court of India.

The total amount approved by APERC for collection by the power distribution companies from the Company in respect of FSA charges for the period from April 1, 2008 to March 31, 2013 is Rs.482.
After taking into account all of the available information and legal provisions, the Company has recorded Rs.219 as the potential liability towards FSA charges.

However, the Company has paid, under protest, an amount of Rs.354 as demanded by the power distribution companies as part of monthly electricity bills. The Company remains exposed to additional financial liability should the orders passed by the APERC be upheld by the Courts.

During the three months ended June 30, 2016, the Supreme Court of India dismissed the Special Leave Petition filed by the Company in this regard for the period from April 1, 2012 to March 31, 2013. As a result, for the quarter ended June 30, 2016, the Company recognized an expenditure of Rs.55 (by de-recognizing the payments under protest) representing the FSA charges for the period from April 1, 2012 to March 31, 2013.

Indirect taxes related matters

Value Added Tax (“VAT”) matter

The Company has received various demand notices from the Government of Telangana’s Commercial Taxes Department objecting to the Company’s methodology of calculation of VAT input credit. The below table shows the details of each of such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
April 2006 to March 2009	Rs.66 plus 10% penalty
The State VAT Appellate Tribunal has remanded the matter to the assessing authority to re-compute the eligibility and penalty orders are set-aside. The Company filed appeal against the same with the High Court, Telangana.

April 2009 to March 2011	Rs.55 plus 10% penalty
The Company has filed an appeal before the Sales Tax Appellate Tribunal. The matter was remanded to the original adjudicating authority with a direction to re-calculate the eligibility for the year ended March 31, 2010.

April 2011 to March 2014	Rs.27 plus 10% penalty	The Appellate Deputy Commissioner issued an order partially in favour of the Company

The Company has recorded a provision of Rs.51 as of March 31, 2025 and believes that the likelihood of any further liability that may arise on account of the ongoing litigation is not probable.

Notices from Commissioner of Goods and Services Tax, India

In January 2020, the Commissioner of Goods and Services Tax, India issued notices alleging that the Company has improperly availed input tax credit of Rs.307. The Company then received an order from the Additional Commissioner of Goods and Services Tax in favor of the Company’s right to claim such input tax credit. Subsequently the tax authorities filed an appeal against the favorable order before the Commissioner of Goods and Services Tax (Appeals). The Commissioner of Goods and Service Tax (Appeals) passed an order rejecting the Company’s right to claim such input tax credit availment. The Company has filed an Appeal against such order before Hon’ble High Court of Telangana.
Indirect taxes related matters

(continued)

The Company believes that it has correctly distributed and availed the input tax credit within the provisions of the applicable Act and hence no additional liability will accrue in this regard.

With reference to availment of input tax credit relating to education cess, the Company has received order with tax demand of Rs.31 from the Goods and Service Tax (“GST”) authorities of various states pursuant to which it has recorded a provision of Rs.31 as of March 31, 2025.

In February 2022, the Company paid under protest an amount of Rs.123 towards a GST reverse charge. In January 2025, the Additional Commissioner of GST passed an order confirming the demand as per the show cause notice dated July 5, 2024. The Company believes that the demand in such order is not enforceable and will not have any significant impact on the Company. The Company is in process of filing an appeal against such order.

Other indirect tax related matters

Additionally, the Company is in receipt of various demand notices from the Indian Sales and Service Tax authorities. The disputed amount is Rs.482. The Company has responded to such demand notices and believes that the chances of any liability arising from such notices are less than probable. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2025.

Others

Additionally, the Company is involved in other disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. Except as discussed above, the Company does not believe that there are any such contingent liabilities that are expected to have any material adverse effect on its consolidated financial statements.